Premises and Equipment (Components of Premises and Equipment) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Property, Plant and Equipment [Line Items]
Total	¥ 2,042,056	¥ 1,994,972
Less accumulated depreciation	1,169,029	1,134,394
Premises and equipment-net	873,027	860,578
Land
Property, Plant and Equipment [Line Items]
Total	389,349	393,932
Buildings
Property, Plant and Equipment [Line Items]
Total	798,542	800,821
Equipment and furniture
Property, Plant and Equipment [Line Items]
Total	556,956	509,828
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total	267,614	255,712
Construction in progress
Property, Plant and Equipment [Line Items]
Total	¥ 29,595	¥ 34,679